Acquisitions of businesses	12 Months Ended
Dec. 31, 2020
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
24. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions of businesses
(USD millions)	2020	2019	2018

Property, plant and equipment	26	44	137

Right-of-use assets	32

Currently marketed products	196	3 550	2 531

Acquired research and development	8 600	342	10 224

Other intangible assets	218	22	1

Deferred tax assets	476	60	381

Non-current financial and other assets	49	8	19

Inventories	84	195	20

Trade receivables and financial and other current assets	109	4	90

Cash and cash equivalents	76		1 112

Deferred tax liabilities	– 1 977	– 107	– 2 874

Current and non-current financial debts	– 32	– 2	– 14

Current and non-current lease liabilities	– 44

Trade payables and other liabilities	– 144	– 178	– 627

Net identifiable assets acquired	7 669	3 938	11 000

Acquired cash and cash equivalents	– 76		– 1 112

Non-controlling interests			– 26

Goodwill	2 580	186	4 084

Net assets recognized as a result of acquisitions of businesses [1]	10 173	4 124	13 946

[1] In 2018, net assets recognized as a result of acquisitions of businesses in the consolidated balance sheet from continuing operations were USD 13 660 million.
Note 2 details significant acquisitions of businesses, specifically, The Medicines Company and the Japanese business of AGI in 2020; Xiidra and IFM Tre, Inc. in 2019; and AAA, AveXis and Endocyte in 2018. The goodwill arising out of these acquisitions is attributable to the buyer specific synergies, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. Goodwill of USD 74 million in 2020 (2019: USD 98 million, 2018: nil) is tax deductible.